Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS:
Cash and Cash Equivalents	$ 12,536,311	$ 12,705,910
Certificates of Deposit with Other Banks	950,005	1,200,010
Investment and Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $420,876,924 and $430,241,854 at December 31, 2014 and 2013, Respectively)	414,644,840	386,100,837
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	19,246,935	23,638,013
Investments	433,891,775	409,738,850
Held For Sale	3,990,606	1,781,985
Loans and Leases Receivable, Net Amount	448,868,129	428,271,532
Total Loans Receivable, Net	452,858,735	430,053,517
Accrued Interest Receivable:
Loans	1,211,826	1,257,683
Mortgage-Backed Securities	551,214	591,849
Investment Securities	1,635,497	1,877,844
Total Accrued Interest Receivable	3,398,537	3,727,376
Premises and Equipment, Net	27,219,883	24,174,707
Federal Home Loan Bank (FHLB) Stock, at Cost	2,536,500	2,204,000
Other Real Estate Owned (OREO)	677,740	722,442
Bank Owned Life Insurance (BOLI)	21,501,647	21,237,893
Goodwill	1,199,754	1,199,754
Other Assets	3,737,978	5,649,800
Total Assets	963,227,541	912,614,259
Liabilities:
Deposit Accounts	771,407,482	767,496,707
Advances From FHLB	38,138,000	34,030,000
Other Borrowings	11,579,819	10,698,429
Other Notes Payable, Noncurrent	0	2,362,500
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes and Insurance	207,582	258,505
Senior Convertible Debentures	6,044,000	6,064,000
Other Liabilities	6,204,122	6,030,685
Total Liabilities	871,469,536	832,095,826
Commitments (Notes 5 and 19)
Shareholders' Equity:
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,578	31,548
Additional Paid-In Capital	12,308,179	12,235,341
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Nonvested Restricted Stock	0	0
Accumulated Other Comprehensive Income (Loss)	4,467,527	(27,909)
Retained Earnings	79,281,433	72,610,165
Total Shareholders' Equity	91,758,005	80,518,433
Total Liabilities and Shareholders' Equity	$ 963,227,541	$ 912,614,259